Vanguard® Short Duration Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.9%)
Alabama (6.4%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	100	105
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/2026	55	56
[1]	Alabama State University College & University Revenue	5.000%	9/1/2027	70	73
[2]	Alabama State University College & University Revenue	5.000%	9/1/2028	100	106
[2]	Alabama State University College & University Revenue	5.000%	9/1/2030	100	109
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	115	123
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/2027	60	61
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2027	50	52
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/2029	150	154
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/2026	50	50
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	455	449
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2026	100	101
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	1,035	1,075
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	240	252
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	60	63
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/2026	135	136
[3]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	2.640%	10/1/2052	800	788
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	65	66
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	490	493
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	550	577
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	880	931
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	260	279
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	280	295
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	185	187
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	90	95
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	150	162
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2030	265	287
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	3.000%	2/1/2029	135	133
	Jacksonville Public Educational Building Authority Lease Revenue	4.000%	7/1/2028	50	50
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	75	82
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2029	50	53
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/2025	175	175
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	100	101
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2028	75	78
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	270	285
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/2032	225	238
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	165	171
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2031	245	265
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	415	417
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	520	553
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	535	562
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	485	516
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	310	329
	Troy Hospital Health Care Authority Health, Hospital, Nursing Home Revenue	3.125%	3/1/2032	50	47
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	60	62
					11,242
Alaska (0.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.150%	6/1/2031	100	90
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2028	100	108
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	195	205
					403
Arizona (1.0%)
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2055	100	111
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/2026	300	306
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/2026	150	154
	Arizona Lottery Revenue, ETM	5.000%	7/1/2026	50	51
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	190	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	65	67
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2029	100	109
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2028	100	100
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	150	153
	Pima County IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	115	124
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2031	200	206
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	100	102
					1,674
Arkansas (0.2%)
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/2027	150	151
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	250	256
					407
California (11.6%)
[2]	Banning Unified School District GO	4.000%	8/1/2032	245	246
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	190	189
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	150	150
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	600	581
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.540%	4/1/2036	800	795
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2031	100	107
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2032	115	120
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	65	65
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	120	125
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	410	429
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	650	688
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	510	544
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	50	53
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	50	53
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	200	212
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	180	192
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	180	190
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	155	161
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	500	502
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	500	528
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	935	929
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	250	260
[3]	California Community Choice Financing Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.740%	2/1/2052	150	141
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2031	80	84
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	160	166
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	80	81
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/2032	275	276
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	55	62
	California GO	5.000%	10/1/2026	120	124
	California GO	5.000%	8/1/2027	150	158
	California GO	5.000%	3/1/2028	100	107
	California GO	5.000%	3/1/2029	160	175
	California GO	5.000%	8/1/2029	95	100
	California GO	5.000%	3/1/2030	100	111
	California GO	5.000%	3/1/2031	200	225
	California GO	5.000%	3/1/2032	100	113
[2]	California GO	5.250%	8/1/2032	75	85
	California GO	5.000%	10/1/2032	155	172
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/2027	250	250
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	195	198
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	85	88
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	320	332
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	250	255
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	110	111
[4]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2028	130	131
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2031	150	169
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/2026	175	176
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.990%	12/1/2050	250	249
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2029	325	334
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2031	235	244
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	100	100
[5]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2025	100	100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	50	51
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	80	82

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	60	64
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	125	128
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	100	101
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	65	70
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2031	140	146
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	8/1/2025	100	100
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	50	50
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	100	100
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.875%	9/1/2033	200	207
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2031	100	100
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2028	125	134
	California State University College & University Revenue PUT	1.600%	11/1/2026	265	259
	California State University College & University Revenue PUT	3.125%	11/1/2026	125	125
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2029	145	149
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	110	112
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	60	66
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	200	202
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.250%	5/15/2031	65	63
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2028	160	167
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	1.900%	6/1/2031	65	58
	Lake Elsinore Public Financing Authority Special Tax Revenue	5.000%	9/1/2027	50	50
[7]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/2031	300	331
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	75	78
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.375%	7/1/2026	40	40
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	100	101
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	90	92
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	80	82
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	50	51
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	50	52
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	185	197
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	60	65
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	60	65
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	25	25
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	410	434
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	135	149
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	100	110
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	155	171
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	180	199
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	50	52
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	60	65
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	300	319
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	150	163
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	165	183
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	100	111
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	65	67
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	75	76
	Mount Diablo Unified School District/CA GO	5.000%	8/1/2029	100	110
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	390	412
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2027	100	105
	Oro Grande Elementary School District COP	4.000%	9/15/2026	100	101
	Palomar Health GO	5.000%	8/1/2029	45	45
	Rialto CA Special Tax Revenue	5.000%	9/1/2029	80	84
	Rialto CA Special Tax Revenue	5.000%	9/1/2030	105	110
	Rialto CA Special Tax Revenue	5.000%	9/1/2031	130	136
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	55	47
	San Francisco Unified School District GO	5.000%	6/15/2030	100	111
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	70	70
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2028	80	85
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	200	209
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	200	211
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/2026	30	31
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2028	110	114
	Tustin Community Facilities District Special Tax Revenue	5.000%	9/1/2028	100	100
	Upland CA COP	5.000%	1/1/2030	135	141
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	100	105
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	200	215
					20,440

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado (2.0%)
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	110	115
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/2029	325	330
	Board of Governors of Colorado State University System College & University Revenue PUT	4.500%	3/1/2032	55	56
	Colorado COP	5.000%	9/1/2031	150	158
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2033	65	65
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2031	145	155
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project)	5.000%	5/15/2028	150	150
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2025	70	70
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/2026	270	276
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2028	350	371
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	100	109
[3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.840%	5/15/2061	100	99
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2028	100	100
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Albion Apartments Project) PUT	3.375%	7/1/2028	100	101
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/2031	140	140
	Denver CO City & County GO	5.000%	8/1/2028	65	70
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2026	50	51
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2028	70	70
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	150	160
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	75	78
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	100	86
	Northglenn Urban Renewal Authority Tax Increment/Allocation Revenue	4.000%	12/1/2028	235	241
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/2026	50	50
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/2028	300	314
	University of Colorado College & University Revenue PUT	2.000%	10/15/2025	45	45
					3,460
Connecticut (1.4%)
	Connecticut GO	5.000%	4/15/2026	160	163
	Connecticut GO	5.000%	1/15/2028	110	117
	Connecticut GO	5.000%	3/15/2029	100	108
	Connecticut GO	5.000%	3/15/2031	150	150
	Connecticut GO	5.000%	3/15/2031	100	111
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.950%	5/15/2032	125	126
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	140	142
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/2026	200	199
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/2026	325	324
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/2026	200	200
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	150	150
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	75	76
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	75	78
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	70	73
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/2030	100	101
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.750%	10/1/2032	190	193
	Washington CT BAN GO	4.000%	12/2/2025	125	125
					2,436
Delaware (0.1%)
	Delaware State Economic Development Authority Electric Power & Light Revenue	3.600%	1/1/2031	100	102
District of Columbia (1.3%)
	District of Columbia College & University Revenue	5.000%	4/1/2031	265	272
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	80	81
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	80	81
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	8/1/2025	250	250
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	585	588
[4]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2026	335	335
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	125	131
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2028	100	104
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	100	99
[4]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	9/1/2030	100	100
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/2027	275	271
					2,312
Florida (3.7%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	85	89
[6]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	100	100
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	105	115
	Broward County FL School District COP	5.000%	7/1/2027	75	78
	Broward County FL School District COP	5.000%	7/1/2030	50	55
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	3/1/2026	175	175
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/2026	100	100
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2030	130	138
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2026	100	101
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2030	65	65
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2028	50	54
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	150	155
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	50	54
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/2032	70	72
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2027	175	177
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Ringling College Project)	5.000%	3/1/2032	80	81
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	300	334
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2025	125	125
[2]	Florida Municipal Loan Council Water Revenue	5.000%	10/1/2028	205	219
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2030	60	61
	Fort Myers FL Appropriations Revenue	4.000%	12/1/2029	170	171
[5]	Gas Worx Community Development District Special Assessment Revenue	4.625%	5/1/2030	100	102
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	195	198
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2028	100	100
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2028	150	157
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	100	100
	Lakeland FL Appropriations Revenue	5.000%	10/1/2030	150	166
	Lakeland FL Health, Hospital, Nursing Home Revenue	3.000%	11/15/2032	205	191
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2027	100	101
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	12/1/2027	115	116
[2]	Marion County School Board COP	5.000%	6/1/2031	120	133
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2028	150	153
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2030	50	51
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2032	50	51
	Miami-Dade County FL GO	5.000%	7/1/2027	150	153
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	1/1/2026	375	376
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2026	100	100
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2030	190	190
	Miami-Dade County School Board COP	4.000%	8/1/2029	50	50
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	100	89
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2029	155	166
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2030	140	151
	Palm Beach County School District COP	5.000%	8/1/2028	60	60
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2032	115	116
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	50	52
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	110	111
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	75	81
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/2026	200	204
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2029	205	218
[5]	Village Community Development District No. 15 Special Assessment Revenue	3.750%	5/1/2029	100	100
					6,455
Georgia (3.5%)
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	2/1/2028	100	101
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	75	75
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/2028	355	362
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/2026	90	90
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	200	200
	Burke County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	85	85
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	65	66
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.000%	10/1/2032	100	112
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/2027	100	101
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Philips Tower Project) PUT	3.250%	9/1/2027	100	101
	Development Authority of Burke County Electric Power & Light Revenue PUT	3.800%	5/21/2026	205	206
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	170	173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	150	159
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	225	226
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	565	571
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	265	266
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	375	391
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	405	405
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	225	237
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	500	528
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	30	32
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	225	239
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	150	158
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	335	352
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	50	53
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	95	100
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	165	166
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	160	161
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	125	127
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	100	109
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	100	112
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/2031	35	34
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/2028	50	53
					6,151
Guam (0.5%)
[5]	Guam Education Financing Foundation COP	5.000%	10/1/2026	170	170
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2028	70	74
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2030	80	86
[6]	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	100	109
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2030	125	133
[6]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	100	104
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	125	133
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2033	70	76
					885
Hawaii (0.4%)
	Hawaii County HI GO	5.000%	9/1/2028	100	107
	Hawaii GO	5.000%	1/1/2027	50	52
	Hawaii GO	5.000%	10/1/2031	80	82
	Honolulu HI City & County GO	5.000%	11/1/2027	100	105
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	160	163
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	100	105
					614
Idaho (0.2%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2032	180	194
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.250%	1/1/2056	100	112
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue PUT	3.350%	2/1/2029	100	101
					407
Illinois (7.4%)
[8]	Chicago Board of Education GO	0.000%	12/1/2027	200	184
	Chicago Board of Education GO	4.000%	12/1/2027	200	201
[8]	Chicago Board of Education GO	0.000%	12/1/2029	455	385
[8]	Chicago Board of Education GO	0.000%	12/1/2029	50	42
[8]	Chicago Board of Education GO	0.000%	12/1/2030	50	40
[8]	Chicago Board of Education GO	0.000%	12/1/2031	90	69
[8]	Chicago Board of Education GO	0.000%	12/1/2031	275	211
	Chicago Board of Education GO	5.000%	12/1/2031	200	203
	Chicago Board of Education GO	5.000%	12/1/2033	55	56
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2032	315	326
	Chicago IL GO	5.000%	1/1/2027	295	297
	Chicago IL GO	5.000%	1/1/2028	100	103
	Chicago IL GO	5.000%	1/1/2029	100	104
	Chicago IL GO	5.625%	1/1/2030	50	51
	Chicago IL GO	0.000%	1/1/2031	100	82
	Chicago IL GO	4.000%	1/1/2031	150	151
	Chicago IL GO	5.000%	1/1/2031	295	311
	Chicago IL GO	0.000%	1/1/2032	100	78

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	4.000%	1/1/2032	150	150
[8]	Chicago IL GO, ETM	0.000%	1/1/2027	120	115
	Chicago IL Local or Guaranteed Housing Revenue (The AVE SW Project) PUT	3.200%	10/1/2027	100	101
[8]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/2027	150	143
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2028	340	350
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	95	102
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2026	115	118
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	225	230
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	200	209
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	70	72
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	180	181
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	205	206
	Chicago Park District GO	5.000%	1/1/2031	145	146
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2031	135	147
	DuPage County Community High School District No. 94 West Chicago GO	4.000%	1/1/2031	125	127
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2030	500	533
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/2026	250	249
	Illinois Finance Authority Charter School Aid Revenue	5.000%	12/1/2029	150	153
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2026	200	203
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2030	245	249
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2030	255	261
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	115	121
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	55	56
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	50	53
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2030	125	125
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	150	151
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	175	180
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	65	67
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	155	157
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	315	328
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2032	160	154
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	150	154
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	100	107
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	100	107
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	100	108
[6]	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	100	110
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	105	116
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	100	111
	Illinois GO	5.000%	10/1/2026	55	56
	Illinois GO	5.000%	3/1/2027	100	103
	Illinois GO	5.000%	3/1/2029	65	69
	Illinois GO	5.000%	5/1/2029	180	189
	Illinois GO	5.000%	11/1/2029	150	156
[2]	Illinois GO	4.000%	2/1/2031	50	50
	Illinois GO	4.125%	11/1/2031	120	120
	Illinois GO	5.000%	12/1/2031	55	60
	Illinois GO	5.000%	3/1/2032	140	151
	Illinois GO	5.000%	5/1/2033	295	318
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	100	102
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	100	100
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	100	100
[4]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2028	105	106
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2032	100	100
	Illinois Sales Tax Revenue	4.000%	6/15/2030	140	141
	Illinois Sales Tax Revenue	5.000%	6/15/2030	50	53
	Illinois Sales Tax Revenue	5.000%	6/15/2031	150	165
	Illinois Sales Tax Revenue	4.000%	6/15/2032	70	70
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	250	266
[2]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/2027	100	100
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/2027	100	95
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	4.000%	2/1/2032	60	60
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2031	135	107
[1,8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2032	80	61
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2026	100	97
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2029	290	297
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2030	100	108
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	250	260
[1]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/2029	175	188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	University of Illinois College & University Revenue	5.000%	4/1/2031	100	105
					13,097
Indiana (0.9%)
	Gary Community School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2029	100	100
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2030	100	105
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	110	113
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	100	107
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	160	173
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2033	100	110
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	350	351
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Foundry Row Project) PUT	3.350%	1/1/2028	100	101
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2031	50	52
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	300	300
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	100	101
					1,613
Iowa (0.4%)
[1]	Indianola Municipal Utilities Electric Power & Light Revenue	4.000%	5/1/2027	50	50
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	160	162
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	55	55
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	150	159
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2052	100	101
	Iowa Finance Authority Water Revenue	5.000%	8/1/2028	90	97
	Iowa Finance Authority Water Revenue	5.000%	8/1/2029	65	71
					695
Kansas (0.3%)
	Kansas Development Finance Authority College & University Revenue (Kansas State University Projects)	4.000%	3/1/2031	90	90
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	100	101
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/2026	250	258
					449
Kentucky (1.7%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	265	279
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/2032	190	191
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2025	150	151
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/2026	580	583
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	605	608
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	360	380
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	180	189
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	55	55
	Lexington-Fayette Urban County Government GO	4.000%	9/1/2030	175	175
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	115	117
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	90	96
	Madison County KY GO	5.000%	3/1/2028	110	117
					2,941
Louisiana (2.2%)
	Jefferson Parish Finance Authority Local or Guaranteed Housing Revenue	3.750%	7/1/2029	55	56
[3]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	3.552%	5/1/2043	1,010	1,008
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue	6.250%	6/1/2055	100	112
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Arbours at Acadiana Project) PUT	5.000%	4/1/2027	250	258
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/2026	85	86
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	200	206
	Louisiana Local Government Environmental Facilities & Community Development Auth Intergovernmental Agreement Revenue (Jefferson Parish Projects)	5.000%	4/1/2028	250	254
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue	4.000%	8/1/2026	5	5
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2033	100	103
[2]	Louisiana Office Facilities Corp. Lease (Appropriation) Revenue	5.000%	7/1/2031	100	111
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/2026	100	101
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	100	108
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2029	175	180
[2]	Shreveport LA GO	5.000%	3/1/2031	260	281
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/2026	200	198
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	345	343
	St. John Parish the Baptist LA Industrial Revenue PUT	3.300%	7/3/2028	445	447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2028	60	62
					3,919
Maine (0.4%)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	200	207
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2055	200	222
	Regional School Unit No. 14 GO	5.000%	11/1/2031	200	224
					653
Maryland (0.3%)
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/2029	50	51
[6]	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	100	111
	Maryland GO	5.000%	8/1/2026	200	205
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	105	108
	Prince George's County MD GO	5.000%	8/1/2029	100	110
					585
Massachusetts (1.3%)
[2]	Commonwealth of Massachusetts GO	5.250%	11/1/2026	55	57
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	100	111
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	150	153
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	100	113
	Hudson MA BAN GO	5.250%	6/11/2026	250	253
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2029	65	67
	Massachusetts Development Finance Agency College & University Revenue	4.500%	7/1/2029	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	180	182
	Massachusetts Development Finance Agency College & University Revenue PUT	3.300%	7/1/2028	100	101
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2027	100	104
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	100	106
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2029	100	107
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	120	121
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	7/1/2032	220	210
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	100	107
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	100	102
	Quincy MA BAN GO	5.000%	7/24/2026	100	102
	Western Massachusetts Emergency Communications District BAN GO	4.250%	4/24/2026	100	101
	Whitman Hanson MA Regional School District BAN GO	4.875%	3/18/2026	150	151
					2,348
Michigan (0.9%)
	Detroit MI GO	5.000%	4/1/2030	70	73
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	145	147
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/2026	75	75
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/2028	30	28
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	3.190%	12/1/2039	120	120
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2030	100	110
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	65	68
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	75	76
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2032	100	108
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/2029	110	110
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2054	200	215
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments) PUT	4.500%	4/1/2026	345	348
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	150	153
					1,631
Minnesota (1.0%)
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	350	376
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	150	158
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2031	130	133
	Minnesota Appropriations Revenue	5.000%	3/1/2027	75	78
	Minnesota Appropriations Revenue	5.000%	3/1/2028	440	467
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	50	52
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	50	53
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2027	100	101
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	75	75
	St. Cloud MN Independent School District No 742 GO	0.000%	2/1/2032	100	80
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	100	108
	Woodbury Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	100	100
					1,781

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi (0.8%)
	Mississippi Development Bank Special Obligation Revenue	3.000%	3/1/2029	75	70
	Mississippi Development Bank Special Obligation Revenue(Lamar County School District General Obligation Bond Project)	5.000%	6/1/2027	150	156
	Mississippi Development Bank Special Obligation Revenue(Lamar County School District General Obligation Bond Project)	5.000%	6/1/2029	150	162
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2030	135	135
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2027	150	156
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2025	40	40
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	55	58
	Mississippi State University Educational Building Corp. College & University Revenue (Campus Improvement Project)	5.000%	11/1/2026	100	100
	Warren County MS GO	4.000%	10/1/2027	185	185
	Warren County MS Industrial Revenue	4.000%	9/1/2032	300	301
					1,363
Missouri (0.8%)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	65	66
	Kansas City MO School District COP	5.000%	4/1/2030	100	109
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2030	100	110
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	100	103
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	65	69
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	100	100
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	80	85
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	4.000%	2/1/2026	100	100
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/2026	40	40
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	250	264
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	6.250%	5/1/2056	250	278
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2027	150	159
					1,483
Montana (0.2%)
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/2031	55	55
[6]	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	6.000%	12/1/2055	100	110
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	150	159
					324
Nebraska (1.3%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2025	55	55
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2029	200	210
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	685	719
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	185	192
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/2025	100	100
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/2025	80	80
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	300	318
	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/2031	100	110
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/2028	250	252
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2028	200	213
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2029	105	106
					2,355
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	105	108
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	60	65
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2032	150	153
					326
New Hampshire (0.5%)
[5,6]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Grand Pines Project)	5.625%	6/1/2039	100	100
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Mirador Project)	6.000%	12/1/2031	100	100
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	100	100
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	235	236
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	150	153
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	150	157
					846
New Jersey (3.3%)
[5]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2030	100	101
	Jersey City Municipal Utilities Authority Water Revenue (Water Project)	5.000%	5/1/2026	100	101
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/2030	250	245
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	200	196
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2029	225	244
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.125%	7/1/2030	210	203
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	40	38
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	50	48
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2032	235	203
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	200	202
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	200	200
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2033	35	29
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	105	116
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	3.000%	7/1/2026	40	40
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	3.000%	7/1/2026	5	5
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2026	100	103
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	215	219
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	750	758
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	120	124
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	55	56
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	65	66
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2026	275	280
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	50	50
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.400%	4/1/2029	120	122
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	50	50
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.500%	4/1/2056	100	113
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	150	144
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	130	133
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	150	136
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	125	110
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	100	84
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	125	137
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	125	139
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	125	139
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2032	550	586
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	175	181
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	50	52
					5,854
New Mexico (0.8%)
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	250	254
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	400	407
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	190	192
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/2053	105	108
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2025	100	101
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.730%	12/1/2025	100	100
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	55	58
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2027	95	100
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	80	87
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	50	50
					1,457
New York (8.6%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2028	200	204
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2031	135	144
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2032	100	107
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	60	62
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	70	70
[6]	Fayetteville-Manlius Central School District BAN GO	4.000%	6/26/2026	200	202
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/2025	75	75
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	290	285
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	135	140
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	125	129
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	200	206
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	50	52
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	100	102
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	225	230
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	100	111
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	275	289
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	3.721%	11/1/2032	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2026	100	103
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/2029	180	180
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.375%	12/15/2031	100	102
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/2032	90	83
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/2026	190	188
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	150	150
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	150	150
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	65	66
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	150	151
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	100	102
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	190	191
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	550	553
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	300	304
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	100	102
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	100	110
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	75	78
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2027	135	142
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	90	98
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	150	151
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	85	93
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2029	100	110
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2031	150	168
[6]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2032	150	168
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2032	100	112
[6]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2033	150	169
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2029	150	130
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2031	50	50
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2032	90	68
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2032	50	50
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	250	261
	New York NY GO	5.000%	8/1/2027	85	89
	New York NY GO	5.000%	8/1/2028	150	161
	New York NY GO	5.000%	8/1/2028	145	152
	New York NY GO	5.000%	8/1/2029	200	218
	New York NY GO	5.000%	10/1/2030	50	54
	New York NY GO	5.000%	8/1/2031	200	223
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	150	156
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	100	102
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	75	79
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	100	108
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	50	51
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	50	52
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	100	110
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	65	71
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2028	85	87
	New York State Dormitory Authority College & University Revenue (New School Project)	3.250%	7/1/2033	110	103
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	55	57
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2031	60	53
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/2029	125	132
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	100	109
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	100	107
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	150	168
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	100	101
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	100	101
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	200	200
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	695	689
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2027	110	110
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	215	215
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	265	265
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	110	110
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	315	316
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	300	302
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	150	151
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	280	280
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	200	201
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.300%	5/1/2030	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	100	101
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	290	292
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2029	100	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2029	200	211
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2030	205	212
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2031	190	196
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2031	75	79
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2032	70	73
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2033	70	73
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2029	100	110
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2031	100	112
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	185	150
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	325	252
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	200	198
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2030	50	54
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2030	70	71
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	100	100
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/2032	200	202
					15,063
North Carolina (0.8%)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	200	213
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/2031	100	98
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	3.450%	10/1/2031	50	49
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2030	100	110
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2031	50	54
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	1/15/2026	105	105
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	150	158
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	150	150
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.750%	10/1/2033	110	103
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	100	108
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2030	60	60
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	240	247
					1,455
North Dakota (0.1%)
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	55	58
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2056	100	110
					168
Ohio (3.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	100	106
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	200	214
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/2028	345	349
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2030	165	167
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	225	231
[1]	Cleveland State University College & University Revenue	5.000%	6/1/2031	100	110
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/2029	95	95
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/2025	150	151
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	150	150
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	100	107
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	440	466
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	50	52
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/2033	50	50
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2029	50	53
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	150	152
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/2029	100	98
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	495	488
	Ohio GO, ETM	5.000%	8/1/2028	65	70
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2027	80	82
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2030	160	167
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2028	100	102
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	190	191
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	65	67
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	95	104
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	185	204
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Community Pendleton Project) PUT	3.400%	2/1/2028	100	100
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	100	100
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Nelson Park Apartments Project) PUT	5.000%	3/1/2028	200	209
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2026	100	102
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2029	115	126
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	180	182
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	50	50
	Scioto County OH Health, Hospital, Nursing Home Revenue	3.000%	2/15/2031	60	58
	University of Akron College & University Revenue	5.000%	1/1/2027	210	210
	University of Akron College & University Revenue	5.000%	1/1/2030	100	108
[3,5]	University of Toledo College & University Revenue, 70% of SOFR + 0.900%	3.910%	6/1/2036	100	99
					5,471
Oklahoma (0.7%)
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2028	100	107
	Oklahoma Capitol Improvement Authority Lease Revenue (Capitol Repair Project)	5.000%	1/1/2030	80	84
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	100	105
[6]	Oklahoma County Independent School District No. 12 Edmond GO	4.000%	8/1/2028	500	518
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	4.000%	11/15/2027	290	288
[1]	University of Oklahoma College & University Revenue	5.000%	7/1/2030	115	127
	University of Oklahoma College & University Revenue	5.000%	7/1/2032	60	60
					1,289
Oregon (1.5%)
	Oregon (Article XI-M Seismic Projects) GO	5.000%	6/1/2031	155	161
	Oregon (Article Xi-Q-State Project) GO	5.000%	5/1/2031	150	168
	Oregon GO	5.000%	5/1/2031	150	152
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2030	225	242
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2032	255	278
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/2050	85	86
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/2051	185	187
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2055	100	112
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	50	50
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2028	525	533
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	4.125%	11/15/2032	75	75
	Oregon State Lottery Revenue	5.000%	4/1/2029	100	109
	Oregon State Lottery Revenue	5.000%	4/1/2031	100	112
	Oregon Tri-County Metropolitan Transportation District Government Fund/Grant Revenue	5.000%	10/1/2028	200	211
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2032	125	98
	Washington Clackamas & Yamhill Counties School District No. 88J GO	5.000%	6/15/2029	50	53
					2,627
Pennsylvania (5.2%)
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.990%	11/15/2047	585	579
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2027	50	51
[2]	Brentwood PA School District GO	5.000%	5/15/2028	170	180
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	340	351
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/2029	105	102
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2032	75	75
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	100	105
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	60	63
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	405	423
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	250	263
	Commonwealth of Pennsylvania GO	5.000%	1/1/2028	55	57
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	125	134
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	100	111
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	200	224
	Commonwealth of Pennsylvania GO	5.000%	8/15/2032	100	113
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	75	76
[2]	Erie School District GO	5.000%	4/1/2029	50	54
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	125	128
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2027	200	204
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	4.250%	7/1/2029	75	74
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2030	10	11
	Lehigh County Authority Water Revenue	0.000%	12/1/2029	100	87
	Lycoming County Authority College & University Revenue (Aicup Financing Program – Lycoming College Project) PUT	4.750%	5/1/2026	150	151
	Monroe County PA IDA Tax Increment/Allocation Revenue (Tobyhanna Township Project)	5.000%	7/1/2031	100	102
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	150	157
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2032	300	318
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	3.000%	12/1/2030	70	66
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	200	207
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	285	289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	3.000%	8/15/2033	105	99
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	150	160
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2030	100	104
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2028	70	71
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	55	56
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/2030	145	156
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2031	100	101
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2032	100	101
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	6/15/2029	90	97
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	95	93
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	110	113
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	175	185
[6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	100	114
[2]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	200	203
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	150	157
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	100	102
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2027	200	206
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2030	160	164
	Philadelphia IDA Lease (Appropriation) Revenue (Cultural & Commercial Corridors Program)	5.000%	12/1/2031	225	226
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2030	135	140
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2026	145	149
[2,3,5]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	3.852%	9/1/2040	100	99
	School District of Philadelphia GO	5.000%	9/1/2027	100	104
	School District of Philadelphia GO	5.000%	9/1/2027	300	307
	School District of Philadelphia GO	5.000%	9/1/2029	310	316
	School District of Philadelphia GO	5.000%	9/1/2030	150	161
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	100	101
	Upper Providence Township PA GO	1.500%	5/1/2027	90	86
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2027	75	77
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/2028	150	151
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/2031	215	216
					9,170
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	115	119
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	165	175
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	380	412
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	100	98
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	140	144
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	160	166
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	215	227
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	253	237
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	415	361
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	504	401
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	422	305
					2,645
Rhode Island (0.4%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2031	110	112
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	50	50
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2031	150	167
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2051	35	35
[4]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/2027	285	286
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/2029	100	101
					751
South Carolina (1.3%)
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	60	65
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	1,155	1,221
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2030	150	157
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2030	100	104
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	55	58
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	100	107
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	100	108
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2029	85	86
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2027	150	159
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2030	150	168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2031	50	54
					2,287
South Dakota (0.2%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	205	211
	South Dakota State Building Authority Lease (Appropriation) Revenue	4.000%	6/1/2028	125	129
					340
Tennessee (3.1%)
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2027	280	281
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	165	171
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	180	196
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	240	245
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	50	51
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Willow Place Project) PUT	3.750%	6/1/2026	100	101
	Memphis TN GO	4.000%	5/1/2032	105	107
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2028	70	74
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2026	100	100
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	350	354
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.000%	5/1/2030	75	81
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/2026	75	75
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.650%	7/1/2028	125	127
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	7/1/2030	295	307
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	80	82
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	100	107
	Shelby County TN GO	5.000%	4/1/2027	140	146
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	545	548
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	1,195	1,258
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	260	271
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	175	178
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	40	41
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/2025	100	100
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	2.450%	7/1/2030	70	67
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2027	300	308
					5,376
Texas (9.7%)
[9]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2030	25	28
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2027	60	60
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2030	155	156
[9]	Austin Independent School District GO	5.000%	8/1/2028	100	107
	Austin TX GO	5.000%	9/1/2027	100	105
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	175	188
[9]	Clear Creek Independent School District GO PUT	3.600%	8/15/2025	150	150
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/2028	75	79
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/2030	100	100
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2026	150	153
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2032	150	154
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/2026	50	50
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.050%	8/1/2028	115	115
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2027	235	242
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2033	50	50
[5]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/2028	115	115
[9]	Denton Independent School District GO PUT	4.000%	8/15/2030	100	103
[6,9]	Dickinson Independent School District GO PUT	3.100%	8/2/2027	255	255
[2]	El Paso County Hospital District GO	5.000%	2/15/2027	100	103
[2]	El Paso County Hospital District GO	5.000%	2/15/2030	100	108
[6,9]	Forney Independent School District GO	5.000%	8/15/2031	100	111
[9]	Fort Bend Independent School District GO PUT	3.800%	8/1/2028	100	102
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2026	200	203
	Garland TX GO	5.000%	2/15/2030	150	164
	Garland TX Water & Sewer System Water Revenue	5.000%	3/1/2027	125	129
	Garland TX Water & Sewer System Water Revenue	5.000%	3/1/2032	100	111
[2]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/2028	285	305
[6,9]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2030	100	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	100	107
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	100	107
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	120	131
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.140%	7/1/2049	65	65
	Harris County Flood Control District GO	5.000%	10/1/2031	100	108
[1]	Harris County Municipal Utility District No. 71 GO	4.000%	9/1/2029	55	55
[1]	Harris County Municipal Utility District No. 82 GO	2.000%	10/1/2031	50	43
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2030	110	122
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/2032	50	37
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/2034	50	32
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2031	300	320
	Housing Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2028	100	101
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.050%	2/1/2028	100	100
	Houston Independent School District GO PUT	5.000%	7/15/2028	210	222
[2]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2029	135	147
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2031	185	185
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2032	160	160
	Houston TX GO	5.000%	3/1/2030	100	107
[9]	Hutto Independent School District GO PUT	2.000%	8/1/2025	95	95
[6,9]	Hutto Independent School District GO PUT	4.000%	8/1/2028	100	103
	Ingleside TX GO	5.000%	2/1/2030	120	131
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2028	245	249
	Irving TX GO	4.000%	9/15/2032	100	100
[9]	Katy Independent School District GO PUT	4.000%	8/15/2026	75	76
[9]	Kilgore Independent School District GO	5.000%	2/15/2027	125	130
[6,9]	Klein Independent School District GO	5.000%	8/1/2032	200	224
[9]	Leander Independent School District GO	0.000%	8/15/2029	100	88
[9]	Leander Independent School District GO	0.000%	8/15/2031	100	82
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	250	270
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	150	152
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2028	200	201
[7]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/2030	200	209
[6,9]	Navarro Independent School District GO	4.000%	8/1/2025	100	103
[9]	New Caney Independent School District GO PUT	4.000%	8/15/2027	650	665
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2025	105	105
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	7/1/2032	100	100
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/2027	80	83
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	5.000%	4/1/2030	150	151
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	4.000%	4/1/2032	200	200
[6,9]	North East TX Independent School District GO	5.000%	8/1/2031	100	111
[9]	Northside Independent School District GO PUT	3.000%	8/1/2026	85	85
[9]	Northside Independent School District GO PUT	2.000%	6/1/2027	240	235
[9]	Northside Independent School District GO PUT	3.550%	6/1/2028	105	106
[9]	Northwest Independent School District GO	4.000%	2/15/2027	30	30
[9]	Northwest Independent School District GO	5.000%	2/15/2031	100	111
	Odessa TX GO	5.000%	3/1/2027	205	211
[6]	Pearland TX GO	5.000%	9/1/2031	125	138
[6]	Pearland TX GO	5.000%	9/1/2032	100	110
	Pearland TX GO, Prere.	5.000%	3/1/2030	85	86
	Pearland TX Waterworks & Sewer System Water Revenue	4.000%	9/1/2026	50	50
[9]	Plainview Independent School District GO PUT	4.000%	8/15/2026	75	76
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/2030	140	155
[9]	Prosper Independent School District GO PUT	3.000%	8/15/2025	220	220
[9]	Prosper Independent School District GO PUT	4.000%	8/15/2026	155	156
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2025	100	100
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	150	153
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/2025	475	472
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/2026	115	112
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	535	535
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	60	58
[9]	San Antonio TX Independent School District GO	5.000%	8/15/2028	85	91
[6,9]	Sinton Independent School District GO PUT	4.000%	8/15/2026	100	101
[9]	Spring Branch Independent School District GO	5.000%	2/1/2029	140	151
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.500%	2/1/2026	115	115
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	125	125
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	100	105
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	145	152
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	175	177
[6]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	130	140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	100	110
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/2028	230	232
[2]	Taylor TX Independent School District GO	0.000%	2/15/2026	55	54
[9]	Texarkana Independent School District GO PUT	4.000%	8/15/2026	175	177
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/2029	180	198
	Texas GO	5.000%	4/1/2032	100	101
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	150	154
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	50	52
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	125	131
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2031	350	371
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	180	192
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue	5.000%	1/1/2030	55	59
	Texas Water Development Board Water Revenue	5.000%	8/1/2027	75	79
	Texas Water Development Board Water Revenue	5.000%	8/1/2029	125	130
	Texas Water Development Board Water Revenue	4.000%	10/15/2031	105	106
	THF Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.340%	2/1/2029	100	101
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/2027	340	341
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	250	251
	University of Houston College & University Revenue	5.000%	2/15/2027	50	52
	University of Houston College & University Revenue	4.000%	2/15/2028	175	175
	Williamson County TX GO	5.000%	2/15/2029	50	54
	Williamson County TX GO	4.000%	2/15/2033	235	235
					17,143
Utah (0.5%)
	Utah Associated Municipal Power Systems Electric Power & Light Revenue	5.000%	9/1/2030	195	204
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	225	229
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	100	114
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	100	114
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/2027	100	101
	Utah State University Local or Guaranteed Housing Revenue	5.000%	4/1/2027	110	114
					876
Vermont (0.1%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2026	100	100
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	125	127
					227
Virgin Islands (0.1%)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2029	100	107
Virginia (0.6%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.400%	12/1/2025	150	150
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	150	163
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	3.500%	12/1/2029	75	74
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2031	100	106
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	100	101
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/2029	70	74
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2030	100	105
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.400%	6/1/2028	60	60
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2027	65	68
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	70	74
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	95	96
					1,071
Washington (1.7%)
	Auburn School District No. 408 of King & Pierce Counties GO	4.000%	12/1/2033	350	350
	Energy Northwest Electric Power & Light Revenue	4.000%	7/1/2029	55	55
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	115	120
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2027	100	106
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2031	100	113
	King County WA Sewer Revenue PUT	0.875%	1/1/2026	150	148
[3]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.520%	1/1/2040	50	49
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2032	80	81
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/2032	190	190
	University of Washington College & University Revenue PUT	4.000%	8/1/2027	200	204
	Washington GO	4.000%	7/1/2027	225	232
	Washington GO	5.000%	8/1/2031	75	77
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	100	102
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	55	58
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	125	125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	165	180
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	5.000%	5/1/2029	75	77
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2033	130	130
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2030	140	146
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2031	75	78
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2033	50	52
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2030	80	85
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2031	140	149
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2028	110	114
					3,021
West Virginia (0.3%)
	West Virginia Economic Development Authority Electric Power & Light Revenue (Appalachian Power Co. - AMOS Project) PUT	3.700%	6/1/2028	100	101
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	200	201
	West Virginia Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/1/2026	50	50
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2033	100	107
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	100	103
					562
Wisconsin (2.2%)
	Milwaukee WI GO	5.000%	4/1/2026	120	122
	Milwaukee WI GO	3.000%	3/1/2031	60	58
	Milwaukee WI GO	4.000%	4/1/2031	85	86
	Milwaukee WI Sewerage System Sewer Revenue	4.000%	6/1/2027	200	202
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/2031	85	82
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	160	160
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	400	404
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	125	130
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2029	125	124
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	30	31
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	4.000%	10/1/2030	20	21
[5]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	100	98
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	290	290
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	150	151
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2029	240	252
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	50	52
	Waunakee Community School District GO	3.250%	4/1/2028	100	100
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/2032	50	50
[6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	100	108
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	250	269
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	50	51
[6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	100	109
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.250%	9/1/2055	100	111
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2025	25	25
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2026	170	170
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2027	300	301
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/2027	350	361
					3,918
Total Tax-Exempt Municipal Bonds (Cost $173,034)					174,275
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	118	73
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	25	16
Total Taxable Municipal Bonds (Cost $89)					89

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.1%)
Investment Company (1.1%)
[10]	Vanguard Municipal Low Duration Fund (Cost $2,034)	2.827%	203,374	2,034
Total Investments (100.1%) (Cost $175,157)				176,398
Other Assets and Liabilities—Net (-0.1%)				(239)
Net Assets (100%)				176,159
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $1,896, representing 1.1% of net assets.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
10	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	174,275	—	174,275
Taxable Municipal Bonds	—	89	—	89
Temporary Cash Investments	2,034	—	—	2,034
Total	2,034	174,364	—	176,398